Significant Customers (Details Textual) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
Customer One [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 900,000	$ 1,600,000
Accounts Receivable, Gross	$ 153,446	$ 398,053
Customer One [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	14.50%	30.40%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 900,000	$ 1,500,000
Accounts Receivable, Gross	$ 119,540	$ 171,962
Customer Two [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	11.30%	13.20%
Customer Three [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 800,000	$ 1,500,000